UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-24082

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Privacore VPC Asset Backed Credit Fund
(Exact name of registrant as specified in charter)

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c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Sandhya Ganapathy, Esq.
Privacore VPC Asset Backed Credit Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

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Registrant’s telephone number, including area code (414)-287-3331

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1.       Reports to Stockholders.

(a)      The semi-annual report (the “Report”) of Privacore VPC Asset Backed Credit Fund (the “Fund”) for the period ended September 30, 2025 is attached herewith.

Privacore VPC Asset Backed Credit Fund
Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets:
Cash	$100,000
Receivable from Investment Manager (See Note 3)	535,000
Deferred offering costs (See Note 3)	730,000
Total Assets	1,365,000

Assets:
Payable for offering costs (See Note 3)	730,000
Payable for organizational costs (See Note 3)	535,000
Total Liabilities	1,265,000
Net Assets:	$100,000

Net Assets Consist of:
Paid-in capital	$100,000

Pricing of Shares:
Class I:
Net Assets:	$100,000

Shares of beneficial interest outstanding, unlimited shares authorized	10,000
Offering price and net asset value per share of beneficial interest	$10.00

The accompanying notes are an integral part of these financial statements.

Privacore VPC Asset Backed Credit Fund
Statement of Operations September 30, 2025 (Unaudited)
Income	$—

Expenses
Organizational costs	535,000
Less: Reimbursement from the Investment Manager	(535,000)
Net Expenses	—

Net Income	—
Net Increase in Net Assets Resulting from Operations	$—

The accompanying notes are an integral part of these financial statements.

Privacore VPC Asset Backed Credit Fund (A Delaware Statutory Trust)
Notes to Financial Statements September 30, 2025 (Unaudited)

1. Organization

Privacore VPC Asset Backed Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund has not yet commenced operations other than the sale and issuance of 10,000 Class I shares of beneficial interest (“Shares”) on June 16, 2025, at an aggregate purchase price of $100,000 to Victory Park Capital Advisors, LLC at a price per share equal to the net asset value (“NAV”) of $10.00 per share.

The Fund’s investment objective is to seek to achieve a high level of current income and, to a lesser extent, capital appreciation. The Fund will seek to achieve its investment objective by employing a flexible and dynamic allocation approach, investing primarily across a broad range of asset backed credit opportunities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) directly or indirectly in asset backed credit instruments (“Asset Backed Credit Instruments”). The Fund defines Asset Backed Credit Instruments as direct and indirect investments in credit and credit-related investments secured by a financial or physical asset and investments that derive returns from interest incomes, recurring revenues, fees or other types of cash flows of underlying financial and physical assets. These investments may include loans, notes, participations, receivables, securitized products, bonds, secured credit backed by physical or intellectual assets, and other asset backed credit-related investments. The Fund may invest in Asset Backed Credit Instruments directly, as well as indirectly through an underlying fund holding such investments. Sample underlying asset classes may include, but are not limited to, consumer, small business, financial, real estate, litigation finance, and physical assets. The Asset Backed Credit Instruments the Fund may invest in include secured and unsecured consumer credit receivables, consumer leases, equipment leases, and credit instruments relating to certain assets, including residential and commercial real estate, equipment leases, aviation assets, shipping assets, transportation and storage assets, and financial assets, such as factoring receivables, litigation claims, financial claims and trade claims.

The Fund’s term is perpetual, except that the Fund may be dissolved and terminated as provided in the Fund’s Amended and Restated Agreement and Declaration of Trust. The Fund’s fiscal year ends on each March 31. The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares.

The Fund offers three separate classes of Shares designated as Class S, Class D and Class I Shares. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund provides a limited degree of liquidity to its shareholders (“Shareholders”) by conducting quarterly offers to repurchase its Shares at their NAV on the date on which the repurchase price for Shares is determined (the “Valuation Date”). Each repurchase offer will be for no less than 5% nor more than 25% of the Fund’s Shares outstanding. If the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be no more than fourteen (14) days prior to the Valuation Date.

2. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statement. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies (“ASC 946”).

Use of Estimates

The preparation of the financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingencies at the date of the financial statement. The Fund believes that these estimates utilized in preparing the financial statement are reasonable and prudent; however, actual results could differ from these estimates.

Privacore VPC Asset Backed Credit Fund (A Delaware Statutory Trust)
Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
2. Accounting Policies (continued)

Income Taxes

No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Other

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Cash

Cash includes non-interest bearing non-restricted cash with one institution.

3. Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of governing documents, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of Board of Trustees of the Fund (the “Board”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the prospectus, statement of additional information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $535,000 and $730,000, respectively. As of September 30, 2025, the Fund had outstanding, $535,000 and $730,000 of payables for organizational and offering costs respectively, which is shown in the accompanying Statement of Assets and Liabilities.

Privacore Capital Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has agreed to reimburse the Fund’s organizational costs and offering costs already incurred and any additional costs incurred prior to the commencement of operations of the Fund. Organizational costs are expensed as incurred and are subject to recoupment by the Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 4. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 4, are accounted for as a deferred charge until Shares are offered to the public and will thereafter be amortized to expense over twelve months on a straight-line basis.

4. Transactions with Related Parties and Other Service Providers

Investment Management Agreement

The Adviser serves as the investment adviser to the Fund pursuant to the terms of an investment management agreement by and between the Fund and the Adviser (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser provides for the management of the Fund, including the provision of a continuous investment program for the Fund, and investment research and management with respect to the securities, investments, cash and cash equivalents in the Fund. As compensation for its services, the Fund pays the Adviser a management fee (the “Management Fee”) at an annual rate of 0.75% of the average daily value of the Fund’s Managed Assets, payable monthly in arrears as well as an incentive fee (the “Incentive Fee”). The Incentive Fee is

Privacore VPC Asset Backed Credit Fund (A Delaware Statutory Trust)
Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
4. Transactions with Related Parties and Other Service Providers (continued)

based on income, whereby the Fund will pay the Adviser quarterly in arrears 10% of its pre-incentive fee net investment income, attributable to each class of the Fund’s Shares, for each calendar quarter, subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 1.50% per quarter (or an annualized hurdle rate of 6%), subject to a “catch-up” feature.

Sub-Advisory Agreement

Victory Park Capital Advisors, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement by and between the Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”). Under the terms of the Sub-Advisory Agreement, the Sub-Adviser is, among other things, responsible for the formulation and implementation of a continuous investment program for the Fund. As compensation for its services, the Adviser will pay the Sub-Adviser a sub-advisory fee equal to 60% of the Management Fee, payable monthly in arrears, and 100% of the net Incentive Fee, payable quarterly in arrears.

Expense Limitation and Reimbursement Agreement

The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that total annual fund operating expenses (excluding the Management Fee and Incentive Fee, distribution and service fees, all fees and expenses of Fund investments in which the Fund invests (including management fees, performance-based incentive fees and administrative service fees), transactional costs associated with consummated and unconsummated transactions, including legal costs, sourcing fees, servicing fees and brokerage commissions, associated with the acquisition, disposition and maintenance of Fund investments and other investments, acquired fund fees and expenses of the Fund or a subsidiary, all fees and expenses payable to third parties in connection with origination, sourcing or identification of portfolio investments, interest payments incurred on borrowing by the Fund or a subsidiary, fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund or a subsidiary, taxes of the Fund or a subsidiary; and extraordinary expenses) do not exceed, on an annualized basis, 0.70% of the average daily net assets of each class of Shares in the relevant period (the “Expense Limitation”). The Expense Limitation will remain for 12 months from the commencement of the Fund’s operations, unless the Board approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board, any fees waived and/or expenses reimbursed by the Adviser with respect to the Fund for a three-year period following the date of such fee waiver and/or expense reimbursement, to the extent the Fund’s total annual operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement.

Management Fee Waiver Agreement

The Adviser has agreed, pursuant to a management fee waiver (the “Management Fee Waiver”), for the 12-month period beginning on the commencement of operations of the Fund, to reduce the annual rate of its Management Fee from 0.75% to 0.25%. The Management Fee Waiver may not be terminated by the Adviser prior to the expiration of the Limitation Period. The Management Fee Waiver shall not apply to nor have any effect on the Incentive Fee payable pursuant to the terms of the Investment Management Agreement.

Other Service Providers

U.S. Bancorp Fund Services, LLC (“USB”) serves as administrator, custodian and transfer agent for the Fund. For providing administrative and accounting services, custodial services, and transfer agent services to the Fund, USB is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses, under each of an administration and fund accounting agreement, custody agreement and transfer agency agreement.

Janus Henderson Distributors US LLC (the “Distributor”) provides principal underwriting services to the Funds pursuant to a distribution agreement between the Fund and the Distributor.

Privacore VPC Asset Backed Credit Fund (A Delaware Statutory Trust)
Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)
4. Transactions with Related Parties and Other Service Providers (continued)

Trustees and Officers

The Fund is governed by its Board. A majority of the members of the Board are not “interested persons,” as defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”). The Independent Trustees receive compensation for their services to the Fund in the form of an annual retainer, as well as reimbursement for any reasonable expenses incurred attending the meetings as well as additional compensation for service as a committee chair for their services to the Fund. Trustees who are interested persons are compensated by the Adviser, the Sub-Adviser, and/or their affiliates and will not be separately compensated by the Fund, including the chair of the Board.

Related Party

At September 30, 2025, the only shareholder of the Fund is the Sub-Adviser.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

6. Subsequent Events

Management has evaluated the impact of all subsequent events of the Fund through the date these financial statements were issued, and has determined that there are no subsequent events.

Item 1.       Reports to Stockholders (cont.).

(b)    Not applicable.

Item 2.       Code of Ethics.

Not applicable for semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable. The Fund is not a listed issuer (as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended).

Item 6.       Investments.

(a)     The Fund’s Schedule of Investments as of September 30, 2025 is included as part of the Report filed under Item 1(a) of this Form N-CSR.

(b)    Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable.

Item 8.       Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9.       Proxy Disclosure for Open-End Investment Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Management Agreement and Sub-Advisory Agreement

At a meeting held on June 11, 2025 (the “Meeting”), the Board of Trustees (the “Board”, and each member, a “Trustee” and collectively, the “Trustees”) of the Fund, including the Trustees of the Fund that are not “interested persons,” as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”) voting separately, considered and unanimously approved the investment management agreement (the “Advisory Agreement”) between the Fund and Privacore Capital Advisors, LLC (the “Adviser”) and the sub-advisory agreement between the Adviser, Victory Park Capital Advisors, LLC (the “Sub-Adviser”, and together with the Adviser, the “Advisers”) and the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”).

In advance of the Meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from the Adviser and Sub-Adviser related to the Board’s consideration of the Agreements, and received and reviewed written responses from the Adviser and Sub-Adviser, as well as supporting materials relating to that request for information (the “15(c) Materials”). The 15(c) Materials included a copy of the draft Agreements, the Adviser’s and Sub-Adviser’s responses to the Board’s written requests, which included, among other things, comparative fee information, information regarding the Adviser’s and Sub-Adviser’s anticipated profitability, management and operations, and related exhibits. The Board also received and reviewed a memorandum from counsel to the Independent Trustees (“Independent Trustee Counsel”) regarding the Trustees’ duties in considering the approval of the Agreements, which Independent Trustee Counsel reviewed separately with the Independent Trustees in executive session.

The Board considered the following factors, among others, in considering the approval of the Agreements: (i) the investment experience of the Sub-Adviser and the Advisers’ experience as investment advisers, (ii) the nature, extent and quality of the services to be provided by the Advisers to the Fund, (iii) the experience and qualifications of the personnel that will provide such services, (iv) the costs of the services provided and the anticipated profits to be realized by the Advisers from their relationship with the Fund, (v) the extent to which economies of scale could be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflect the economies of scale to the benefit of the Fund’s shareholders. In particular, the Board considered the following, with each Trustee placing such weight on the various factors as he or she deemed appropriate, and with no one factor deemed to be controlling:

Investment Performance, Fees and Expenses

The Board reviewed the Adviser’s rationale for launching the Fund, including the background of the Adviser’s personnel and the Sub-Adviser’s history and experience investing in asset classes similar to those in which the Fund will invest, the Adviser’s ability to support the growth of the Fund, the Adviser and Sub-Adviser’s abilities and the financial strength to obtain initial seed for the Fund and to pay organizational and other expenses related to launching the Fund. The Board noted that the Fund was newly formed and therefore did not have a performance history of its own. The Board also considered the prior performance of the Sub-Adviser’s similarly managed investment strategies, recognizing that past performance does not indicate future returns, and taking into account the differences that would exist had those strategies been pursued in the context of a registered fund.

As to the comparative fee and expenses, the Trustees considered the management and the other fees to be paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by an independent third-party firm that provides data services. Based upon the comparative fee and expense information provided, the Board noted that the Fund’s proposed management fee and income incentive fees were generally in line with those of comparable funds identified. The Board also noted that the Adviser was undertaking to waive a portion of management fees on the Fund for a 12-month ramp-up period and had agreed to cap certain ordinary operating expenses of the Fund.

Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, determined that the fees proposed to be charged were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Advisers, and the Fund’s anticipated complexity.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Advisers to the Fund, the Board considered that under the terms of the Agreements, the Advisers would, subject to the supervision of the Board, supervise and manage the investment and reinvestment of the Fund’s assets in accordance with the Fund’s investment policies and procedures, monitor the investment activities and portfolio holdings relating to the Fund, and perform other related functions in connection with managing the Fund’s operations. The Sub-Adviser provided information relating to its experience managing strategies similar to those of the Fund. The Board reviewed the experience of certain personnel the Advisers indicated would perform work on behalf of the Fund. Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, concluded that the Advisers were capable of providing quality services to the Fund.

Costs of the Services Provided and Profitability and Other Benefits

As to the cost of the services to be provided and to the anticipated profits to be realized by the Advisers, the Board reviewed the Advisers’ estimates of profitability and their financial condition. The Board noted the stability of the Advisers’ financial conditions. The Board considered the anticipated losses to be borne by the Advisers, and noted the Advisers’ financial ability to sustain such losses until the Fund was able to gather assets sufficient to permit the Advisers to realize a profit on the management of the Fund.

The Board considered the fees to be paid to the Sub-Adviser and determined they were reasonable as compared to the fees charged to the Sub-Adviser’s other clients. Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, determined that the Agreements were within a reasonable range of anticipated profitability to the Advisers and the financial condition of the Advisers was adequate.

The Board considered the potential economies of scale that might be available to the Fund, noting in particular that, although economies of scale may occur in the future, such economies of scale were not in existence at the present time.

The Board, having requested such information from the Advisers as it believed reasonably necessary to evaluate the terms of the Agreements, and having determined that the information provided by the Advisers was sufficiently responsive to their requests to permit consideration of the Agreements, and the Independent Trustees having been advised by Independent Trustee Counsel throughout the process and having met separately in executive session with Independent Trustee Counsel, determined, in the exercise of its business judgment, that approval of the Agreements for an initial two-year term was in the best interests of the Fund and its shareholders.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board during the period covered by this Form N-CSR.

Item 16.     Controls and Procedures.

(a)     The Fund’s Principal Executive Officer and Principal Financial Officer have reviewed the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this Report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this Report is appropriately recorded, processed, summarized and reported and made known to them by others within the Fund and by the Fund’s service provider.

(b)    There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)	(1)	Not applicable to semi-annual reports.
	(2)	Not applicable.
	(3)	Separate certifications for the Fund’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.
	(4)	Not applicable.
	(5)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Privacore VPC Asset Backed Credit Fund
By:	/s/ William S. Cashel
William S. Cashel President and Principal Executive Officer
Date:	December 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ William S. Cashel
William S. Cashel President and Principal Executive Officer
Date:	December 9, 2025
By:	/s/ Peter Sattelmair
Peter Sattelmair Treasurer and Principal Financial Officer
Date:	December 9, 2025